Concentration and Risks (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2008
Concentration and Risks
Foreign currency exchange appreciation rate risk Percentage	2.30%	6.50%
Foreign currency exchange depreciation rate risk Percentage			1.60%
Foreign currency exchange rate risk | Minimum
Concentration and Risks
Foreign currency exchange rate risk Percentage				20.00%